Related Party Disclosures	3 Months Ended
Mar. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure

NOTE 5 – Related Party Transactions & Shareholder Advances

During the three month period ended March 31, 2012, our president advanced the Company $1,980 ($7,705 has been advanced since inception). The shareholder advances are non-interest bearing and payable on demand.